Total
Invesco California AMT-Free Municipal Bond ETF
Summary Information
Investment Objective
The Invesco California AMT-Free Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BofA California Long-Term Core Plus Municipal Securities Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco California AMT-Free Municipal Bond ETF Invesco California AMT-Free Municipal Bond ETF
Management Fees	0.28%
Other Expenses	none
Total Annual Fund Operating Expenses	0.28%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco California AMT-Free Municipal Bond ETF | Invesco California AMT-Free Municipal Bond ETF | USD ($)	29	90	157	356

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of U.S. dollar-denominated, tax-exempt municipal debt publicly issued by California or any U.S. territory and their political subdivisions, in the U.S. domestic market. Such securities are exempt from the federal alternative minimum tax (“AMT”) and are considered investment grade based on an average of ratings by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings Inc. (“Fitch”). To be eligible for inclusion in the Underlying Index, such securities must have a term of at least 15 years remaining to final maturity, a fixed coupon schedule, and a minimum amount outstanding of $25 million per maturity.
As of October 31, 2023, the Underlying Index was comprised of 1,070 constituents.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	-1.56%
Best Quarter	March 31, 2014	5.34%
Worst Quarter	March 31, 2022	-7.12%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco California AMT-Free Municipal Bond ETF		1 Year	5 Years	10 Years	Inception Date
Invesco California AMT-Free Municipal Bond ETF		(11.48%)	0.72%	2.42%	Oct. 11, 2007
After Taxes on Distributions | Invesco California AMT-Free Municipal Bond ETF		(12.35%)	(0.08%)	1.99%
After Taxes on Distributions and Sale of Fund Shares | Invesco California AMT-Free Municipal Bond ETF		(6.79%)	0.35%	2.11%
ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	(11.85%)	0.97%
Blended - ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[3]	(11.85%)	0.97%	2.64%
Bloomberg Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes)		(11.02%)	1.37%	2.64%
[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 12, 2013.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	The Blended-ICE BofA California Long-Term Core Plus Municipal Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, for the period prior to July 8, 2014, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.